As filed with the United States Securities and Exchange Commission on December 21, 2015

1933 Act Registration No. 033-19338

1940 Act Registration No. 811-05426

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 150	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 151	☒

(Check appropriate box or boxes.)

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, Texas 77046

(Name and Address of Agent of Service)

Copy to:

Amanda Roberts, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
1555 Peachtree Street, NE	2005 Market Street, Suite 2600
Atlanta, GA 30309	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 29, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 151 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 150”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate December 29, 2015 as the new effective date for Post-Effective Amendment No. 148 of the Registrant’s Registration Statement under the Securities Act (Amendment No. 149 under the Investment Company Act), filed pursuant to Rule 485(a)(1) under the Securities Act on October 23, 2015, Edgar Accession No. 0001193125-15-351937 (“PEA No. 148”). This PEA No. 150 neither amends nor supersedes any information contained in PEA No. 148.

Contents of Registration Statement

The Prospectuses and Statement of Additional Information for the Invesco Strategic Income Fund and Invesco Unconstrained Bond Fund are incorporated herein by reference to PEA No. 148.

Part C of the Registrant’s Registration Statement is incorporated herein by reference to PEA No. 148.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 21st day of December, 2015.

Registrant:	AIM INVESTMENT FUNDS
(INVESCO INVESTMENT FUNDS)

	By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	December 21, 2015
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	December 21, 2015
(David C. Arch)

/s/ James T. Bunch*	Trustee	December 21, 2015
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	December 21, 2015
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	December 21, 2015
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	December 21, 2015
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	December 21, 2015
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	December 21, 2015
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	December 21, 2015
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	December 21, 2015
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	December 21, 2015
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	December 21, 2015
(Raymond Stickel, Jr.)

	/s/ Suzanne H. Woolsey*	Trustee	December 21, 2015
(Suzanne H. Woolsey)

	/s/ Sheri Morris	Vice President & Treasurer	December 21, 2015
	(Sheri Morris)	(Principal Financial and
Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated May 20, 2015, and filed in Registrant’s Post-Effective Amendment No. 148 on October 23, 2015.